Shareholder Report, Average Annual Return (Details)								12 Months Ended	20 Months Ended	31 Months Ended	57 Months Ended	60 Months Ended	80 Months Ended	84 Months Ended	86 Months Ended	102 Months Ended
	Feb. 28, 2023	Mar. 31, 2022	Jan. 31, 2020	Feb. 28, 2018	Nov. 14, 2017	Sep. 05, 2017	May 02, 2016	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000192839
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Fund
C000215652
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Fund
C000195231
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Fund
C000198634
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Fund
C000241075
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000171473
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Fund
C000234237
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund
Without Sales Load [Member] | C000192839
Average Annual Return [Line Items]
Average Annual Return, Percent								20.04%				1.75%			2.30%
Without Sales Load [Member] | C000215652
Average Annual Return [Line Items]
Average Annual Return, Percent								25.46%			3.19%
Without Sales Load [Member] | C000195231
Average Annual Return [Line Items]
Average Annual Return, Percent								23.07%				5.79%		4.17%
Without Sales Load [Member] | C000198634
Average Annual Return [Line Items]
Average Annual Return, Percent								28.54%				10.33%	11.42%
Without Sales Load [Member] | C000241075
Average Annual Return [Line Items]
Average Annual Return, Percent								29.73%	11.36%
Without Sales Load [Member] | C000171473
Average Annual Return [Line Items]
Average Annual Return, Percent								5.73%				2.71%				2.30%
Without Sales Load [Member] | C000234237
Average Annual Return [Line Items]
Average Annual Return, Percent								38.69%		7.11%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent								10.55%				(0.23%)			0.98%
MSCI Emerging Markets Index - USD Net Returns
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI Emerging Markets Index - USD Net Returns
Average Annual Return, Percent								25.32%			3.64%
MSCI All Country World Index ex-USA - USD Net Returns
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI All Country World Index ex-USA - USD Net Returns
Average Annual Return, Percent								24.33%				5.78%		4.51%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent								37.86%				14.60%	13.04%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent								37.86%	24.59%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent								10.55%				(0.23%)				1.22%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent								37.86%		10.22%
JPMorgan EMBI Global Diversified Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						JPMorgan EMBI Global Diversified Index
Average Annual Return, Percent								18.16%				0.47%			1.60%
MSCI World ex-USA Index - USD Net Returns
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI World ex-USA Index - USD Net Returns
Average Annual Return, Percent								23.84%				6.55%		5.29%
MSCI USA Minimum Volatility Index - USD Net Returns
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI USA Minimum Volatility Index - USD Net Returns
Average Annual Return, Percent								26.46%				8.42%	9.92%
Russell Midcap® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent								34.03%	12.85%
S&P MidCap 400 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400 Value Index
Average Annual Return, Percent								32.74%	9.93%
Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent								31.77%		3.01%
S&P SmallCap 600 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P SmallCap 600 Value Index
Average Annual Return, Percent								28.83%		3.12%